Distribution Date:	07/17/24	Benchmark 2020-B17 Mortgage Trust
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2020-B17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Benchmark 2020-B17 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162MAU2	1.281700%	6,275,000.00	1,795,474.21	120,228.82	1,917.72	0.00	0.00	122,146.54	1,675,245.39	30.15%	30.00%
A-2	08162MAV0	2.210800%	188,000,000.00	188,000,000.00	0.00	346,358.67	0.00	0.00	346,358.67	188,000,000.00	30.15%	30.00%
A-4	08162MAW8	2.042200%	170,000,000.00	170,000,000.00	0.00	289,311.67	0.00	0.00	289,311.67	170,000,000.00	30.15%	30.00%
A-5	08162MAX6	2.289000%	263,938,000.00	263,938,000.00	0.00	503,461.73	0.00	0.00	503,461.73	263,938,000.00	30.15%	30.00%
A-SB	08162MAY4	2.176200%	12,900,000.00	12,900,000.00	0.00	23,394.15	0.00	0.00	23,394.15	12,900,000.00	30.15%	30.00%
A-S	08162MBB3	2.582500%	105,326,000.00	105,326,000.00	0.00	226,670.33	0.00	0.00	226,670.33	105,326,000.00	18.59%	18.50%
B	08162MBC1	2.916200%	41,214,000.00	41,214,000.00	0.00	100,156.89	0.00	0.00	100,156.89	41,214,000.00	14.07%	14.00%
C	08162MBD9	3.370700%	37,780,000.00	37,780,000.00	0.00	106,120.87	0.00	0.00	106,120.87	37,780,000.00	9.92%	9.88%
D	08162MAC2	2.250000%	21,752,000.00	21,752,000.00	0.00	40,785.00	0.00	0.00	40,785.00	21,752,000.00	7.54%	7.50%
E	08162MAE8	2.250000%	16,028,000.00	16,028,000.00	0.00	30,052.50	0.00	0.00	30,052.50	16,028,000.00	5.78%	5.75%
F-RR	08162MAH1	3.662654%	16,028,000.00	16,028,000.00	0.00	48,920.85	0.00	0.00	48,920.85	16,028,000.00	4.02%	4.00%
G-RR	08162MAK4	3.662654%	9,158,000.00	9,158,000.00	0.00	27,952.15	0.00	0.00	27,952.15	9,158,000.00	3.02%	3.00%
NR-RR*	08162MAM0	3.662654%	27,477,162.00	27,477,162.00	0.00	63,101.91	0.00	0.00	63,101.91	27,477,162.00	0.00%	0.00%
VRR Interest	08162MAT5	3.662654%	27,500,000.00	27,365,498.24	3,609.98	82,901.83	0.00	0.00	86,511.81	27,361,888.26	0.00%	0.00%
R	08162MAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162MAR9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			943,376,162.00	938,762,134.45	123,838.80	1,891,106.27	0.00	0.00	2,014,945.07	938,638,295.65

X-A	08162MAZ1	1.412751%	746,439,000.00	741,959,474.21	0.00	873,503.12	0.00	0.00	873,503.12	741,839,245.39
X-B	08162MBA5	0.529083%	78,994,000.00	78,994,000.00	0.00	34,828.65	0.00	0.00	34,828.65	78,994,000.00
X-D	08162MAA6	1.412654%	37,780,000.00	37,780,000.00	0.00	44,475.06	0.00	0.00	44,475.06	37,780,000.00
Notional SubTotal			863,213,000.00	858,733,474.21	0.00	952,806.83	0.00	0.00	952,806.83	858,613,245.39

Deal Distribution Total					123,838.80	2,843,913.10	0.00	0.00	2,967,751.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162MAU2	286.13134821	19.15997131	0.30561275	0.00000000	0.00000000	0.00000000	0.00000000	19.46558406	266.97137689
A-2	08162MAV0	1,000.00000000	0.00000000	1.84233335	0.00000000	0.00000000	0.00000000	0.00000000	1.84233335	1,000.00000000
A-4	08162MAW8	1,000.00000000	0.00000000	1.70183335	0.00000000	0.00000000	0.00000000	0.00000000	1.70183335	1,000.00000000
A-5	08162MAX6	1,000.00000000	0.00000000	1.90749998	0.00000000	0.00000000	0.00000000	0.00000000	1.90749998	1,000.00000000
A-SB	08162MAY4	1,000.00000000	0.00000000	1.81350000	0.00000000	0.00000000	0.00000000	0.00000000	1.81350000	1,000.00000000
A-S	08162MBB3	1,000.00000000	0.00000000	2.15208334	0.00000000	0.00000000	0.00000000	0.00000000	2.15208334	1,000.00000000
B	08162MBC1	1,000.00000000	0.00000000	2.43016669	0.00000000	0.00000000	0.00000000	0.00000000	2.43016669	1,000.00000000
C	08162MBD9	1,000.00000000	0.00000000	2.80891662	0.00000000	0.00000000	0.00000000	0.00000000	2.80891662	1,000.00000000
D	08162MAC2	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	08162MAE8	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F-RR	08162MAH1	1,000.00000000	0.00000000	3.05221175	0.00000000	0.00000000	0.00000000	0.00000000	3.05221175	1,000.00000000
G-RR	08162MAK4	1,000.00000000	0.00000000	3.05221118	0.00000000	0.00000000	0.00000000	0.00000000	3.05221118	1,000.00000000
NR-RR	08162MAM0	1,000.00000000	0.00000000	2.29652211	0.75568976	14.54487185	0.00000000	0.00000000	2.29652211	1,000.00000000
VRR Interest	08162MAT5	995.10902691	0.13127200	3.01461200	0.02267127	0.43636036	0.00000000	0.00000000	3.14588400	994.97775491
R	08162MAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162MAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162MAZ1	993.99880527	0.00000000	1.17022706	0.00000000	0.00000000	0.00000000	0.00000000	1.17022706	993.83773542
X-B	08162MBA5	1,000.00000000	0.00000000	0.44090247	0.00000000	0.00000000	0.00000000	0.00000000	0.44090247	1,000.00000000
X-D	08162MAA6	1,000.00000000	0.00000000	1.17721175	0.00000000	0.00000000	0.00000000	0.00000000	1.17721175	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/24 - 06/30/24	30	0.00	1,917.72	0.00	1,917.72	0.00	0.00	0.00	1,917.72	0.00
A-2	06/01/24 - 06/30/24	30	0.00	346,358.67	0.00	346,358.67	0.00	0.00	0.00	346,358.67	0.00
A-4	06/01/24 - 06/30/24	30	0.00	289,311.67	0.00	289,311.67	0.00	0.00	0.00	289,311.67	0.00
A-5	06/01/24 - 06/30/24	30	0.00	503,461.73	0.00	503,461.73	0.00	0.00	0.00	503,461.73	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	23,394.15	0.00	23,394.15	0.00	0.00	0.00	23,394.15	0.00
X-A	06/01/24 - 06/30/24	30	0.00	873,503.12	0.00	873,503.12	0.00	0.00	0.00	873,503.12	0.00
X-B	06/01/24 - 06/30/24	30	0.00	34,828.65	0.00	34,828.65	0.00	0.00	0.00	34,828.65	0.00
X-D	06/01/24 - 06/30/24	30	0.00	44,475.06	0.00	44,475.06	0.00	0.00	0.00	44,475.06	0.00
A-S	06/01/24 - 06/30/24	30	0.00	226,670.33	0.00	226,670.33	0.00	0.00	0.00	226,670.33	0.00
B	06/01/24 - 06/30/24	30	0.00	100,156.89	0.00	100,156.89	0.00	0.00	0.00	100,156.89	0.00
C	06/01/24 - 06/30/24	30	0.00	106,120.87	0.00	106,120.87	0.00	0.00	0.00	106,120.87	0.00
D	06/01/24 - 06/30/24	30	0.00	40,785.00	0.00	40,785.00	0.00	0.00	0.00	40,785.00	0.00
E	06/01/24 - 06/30/24	30	0.00	30,052.50	0.00	30,052.50	0.00	0.00	0.00	30,052.50	0.00
F-RR	06/01/24 - 06/30/24	30	0.00	48,920.85	0.00	48,920.85	0.00	0.00	0.00	48,920.85	0.00
G-RR	06/01/24 - 06/30/24	30	0.00	27,952.15	0.00	27,952.15	0.00	0.00	0.00	27,952.15	0.00
NR-RR	06/01/24 - 06/30/24	30	377,734.67	83,866.12	0.00	83,866.12	20,764.21	0.00	0.00	63,101.91	399,651.80
VRR Interest	06/01/24 - 06/30/24	30	11,341.83	83,525.29	0.00	83,525.29	623.46	0.00	0.00	82,901.83	11,999.91
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			389,076.50	2,865,300.77	0.00	2,865,300.77	21,387.67	0.00	0.00	2,843,913.10	411,651.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,967,751.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,878,195.21	Master Servicing Fee	4,440.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,594.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	391.15
ARD Interest	0.00	Operating Advisor Fee	1,272.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,878,195.21	Total Fees	12,894.45

Principal		Expenses/Reimbursements
Scheduled Principal	123,838.80	Reimbursement for Interest on Advances	1,148.51
Unscheduled Principal Collections		ASER Amount	15,214.32
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,854.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,170.67
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	123,838.80	Total Expenses/Reimbursements	21,387.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,843,913.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	123,838.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,967,751.90
Total Funds Collected	3,002,034.01	Total Funds Distributed	3,002,034.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	938,762,134.68	938,762,134.68	Beginning Certificate Balance	938,762,134.45
(-) Scheduled Principal Collections	123,838.80	123,838.80	(-) Principal Distributions	123,838.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	938,638,295.88	938,638,295.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	938,762,134.68	938,762,134.68	Ending Certificate Balance	938,638,295.65
Ending Actual Collateral Balance	938,638,295.88	938,638,295.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP
	9,999,999 or less	10	60,389,088.84	6.43%	60	3.8909	2.409422	1.49 or less	5	118,645,000.00	12.64%	52	4.0773	0.852555
10,000,000 to 19,999,999		13	169,344,511.49	18.04%	57	3.7430	3.130743	1.50 to 1.74	4	105,770,249.32	11.27%	66	3.6927	1.647298
20,000,000 to 24,999,999		6	129,012,826.48	13.74%	67	3.5518	2.740838	1.75 to 1.99	5	64,131,178.49	6.83%	66	4.1763	1.817318
25,000,000 to 49,999,999		11	368,225,000.00	39.23%	50	3.8137	2.986566	2.00 to 2.24	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	4	200,000,000.00	21.31%	51	3.3395	3.661674	2.25 or greater	30	638,424,999.00	68.02%	52	3.5355	3.867972
	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP	Rhode Island	1	1,382,135.14	0.15%	6	4.6992	3.698031
Alabama	4	11,340,827.60	1.21%	64	4.2716	2.193077	South Carolina	1	805,555.56	0.09%	7	3.7723	5.943697
Arizona	3	51,589,181.28	5.50%	7	3.3630	4.728620	Tennessee	2	1,763,157.89	0.19%	7	3.7723	5.943697
California	15	213,878,070.18	22.79%	55	3.6583	2.797200	Texas	8	74,037,543.86	7.89%	41	4.1885	2.950999
Colorado	4	17,808,479.53	1.90%	57	3.5506	3.221196	Vermont	1	252,675.68	0.03%	6	4.6992	3.698031
Connecticut	3	2,566,088.52	0.27%	7	4.0937	5.164900	Virginia	3	2,750,629.37	0.29%	6	4.3765	4.479836
Delaware	1	393,324.32	0.04%	6	4.6992	3.698031	Washington	1	1,458,333.33	0.16%	7	3.7723	5.943697
Florida	4	3,808,479.52	0.41%	7	3.7723	5.943697	Wisconsin	1	290,054.05	0.03%	6	4.6992	3.698031
Georgia	4	25,985,818.71	2.77%	63	4.0712	1.909126	Totals	160	938,638,295.88	100.00%	54	3.6791	3.071687
Illinois	44	48,460,678.03	5.16%	50	4.3734	2.423362
									Property Type³
Indiana	7	1,160,204.22	0.12%	7	4.0556	5.257247
Kansas	1	848,684.21	0.09%	7	3.7723	5.943697		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	1	672,378.38	0.07%	6	4.6992	3.698031		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	24,967,066.25	2.66%	63	3.5647	1.943824	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP
Massachusetts	2	31,001,461.99	3.30%	65	3.1314	4.672437	Industrial	8	5,190,108.10	0.55%	6	4.6992	3.698031
Michigan	9	56,408,620.20	6.01%	65	4.1590	1.588798	Lodging	58	152,731,177.46	16.27%	47	3.7441	4.426552
Minnesota	2	1,119,814.92	0.12%	7	4.0506	5.269506	Mixed Use	6	146,150,000.00	15.57%	66	3.4091	2.701396
Missouri	4	3,532,022.75	0.38%	6	4.2365	4.819050	Multi-Family	12	123,227,422.84	13.13%	67	3.8424	1.932709
Nevada	1	40,000,000.00	4.26%	65	3.1702	6.550000	Office	27	389,288,108.12	41.47%	52	3.6431	3.403010
New Jersey	3	3,738,509.56	0.40%	6	4.4402	4.325501	Retail	47	110,384,610.26	11.76%	48	3.7425	1.887533
New York	17	275,874,543.54	29.39%	66	3.4041	2.818376	Totals	160	938,638,295.88	100.00%	54	3.6791	3.071687
North Carolina	2	827,485.38	0.09%	7	3.7723	5.943697
Ohio	2	1,120,621.62	0.12%	6	4.6992	3.698031
Oregon	1	1,067,251.46	0.11%	7	3.7723	5.943697
Pennsylvania	3	26,061,729.73	2.78%	66	3.6331	3.069468

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP
	3.00000% or less	2	50,000,000.00	5.33%	65	2.9900	4.340000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	14	378,349,999.00	40.31%	58	3.3345	3.904197	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	17	296,237,826.48	31.56%	57	3.6857	2.778510	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	7	147,383,601.33	15.70%	54	4.2693	1.237179	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% or greater	4	55,000,000.00	5.86%	7	4.8565	2.940923	49 months or greater	44	926,971,426.81	98.76%	55	3.6671	3.086765
	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP
	60 months or less	8	186,000,000.00	19.82%	7	4.0533	3.823148	Interest Only	38	806,469,999.00	85.92%	53	3.6104	3.317223
61 months to 119 Months		36	740,971,426.81	78.94%	67	3.5701	2.901917	300 months or less	2	34,044,004.97	3.63%	67	3.7864	1.760869
	120 Months	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	4	86,457,422.84	9.21%	67	4.1488	1.459168
	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,666,869.07	1.24%	28	4.6340	NAP	60 Months or Less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		9	154,450,000.00	16.45%	38	3.7771	4.388324	61 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	754,021,426.81	80.33%	58	3.6376	2.880683	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	18,500,000.00	1.97%	67	3.9500	0.620000
	Totals	46	938,638,295.88	100.00%	54	3.6791	3.071687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30504936	OF	Milpitas	CA	Actual/360	3.580%	119,333.33	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	07/06/24
1A2	30505039				Actual/360	3.580%	59,666.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	07/06/24
1A3	30505040				Actual/360	3.580%	29,833.33	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	07/06/24
1A4	30505041				Actual/360	3.580%	44,750.00	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	07/06/24
2A3C1	30317941	OF	Sunnyvale	CA	Actual/360	3.490%	145,416.67	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	07/06/24
2A3C3	30317942				Actual/360	3.490%	29,083.33	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	07/06/24
2A2-C3	30505071				Actual/360	3.490%	29,083.33	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	07/06/24
2A2-C4	30505072				Actual/360	3.490%	27,483.75	0.00	0.00	N/A	02/06/30	--	9,450,000.00	9,450,000.00	07/06/24
3A3-C5	30317943	OF	New York	NY	Actual/360	2.990%	74,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	07/06/24
3A3-C6	30317944				Actual/360	2.990%	49,833.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	07/06/24
4	30317945	MU	New York	NY	Actual/360	3.486%	145,250.00	0.00	0.00	N/A	12/08/29	--	50,000,000.00	50,000,000.00	07/08/24
5A2-E	30317946	LO	Various	Various	Actual/360	3.772%	125,743.27	0.00	0.00	N/A	02/06/25	--	40,000,000.00	40,000,000.00	07/06/24
5A2-I2	30317947				Actual/360	3.772%	31,435.82	0.00	0.00	N/A	02/06/25	--	10,000,000.00	10,000,000.00	07/06/24
6	30504634	MU	New York	NY	Actual/360	3.032%	126,333.33	0.00	0.00	N/A	01/06/30	--	50,000,000.00	50,000,000.00	07/06/24
7	30504752	OF	Phoenix	AZ	Actual/360	3.350%	139,583.33	0.00	0.00	N/A	02/05/25	--	50,000,000.00	50,000,000.00	07/05/24
8	30317948	LO	Las Vegas	NV	Actual/360	3.170%	105,671.77	0.00	0.00	N/A	12/05/29	--	40,000,000.00	40,000,000.00	07/05/24
9	30504923	OF	Downers Grove	IL	Actual/360	4.350%	129,775.00	0.00	0.00	N/A	12/01/29	--	35,800,000.00	35,800,000.00	07/01/24
10	30504617	RT	Brooklyn	NY	Actual/360	3.359%	89,568.00	0.00	0.00	N/A	01/01/30	--	32,000,000.00	32,000,000.00	07/01/24
11	30317949	LO	Detroit	MI	Actual/360	4.390%	117,066.67	0.00	0.00	N/A	02/01/30	--	32,000,000.00	32,000,000.00	07/01/24
12	30505222	MF	New York	NY	Actual/360	3.680%	97,366.67	0.00	0.00	N/A	03/06/30	--	31,750,000.00	31,750,000.00	07/06/24
13	30317950	RT	Los Angeles	CA	Actual/360	4.216%	108,913.33	0.00	0.00	N/A	02/06/25	--	31,000,000.00	31,000,000.00	07/06/24
14A2	30317808	OF	Framingham	MA	Actual/360	3.110%	51,833.33	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	07/06/24
14A31	30317809				Actual/360	3.110%	25,916.67	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	07/06/24
15	30505252	OF	Houston	TX	Actual/360	4.987%	124,687.50	0.00	0.00	N/A	03/01/25	--	30,000,000.00	30,000,000.00	07/01/24
16	30317951	MF	York	PA	Actual/360	3.617%	77,388.73	0.00	0.00	N/A	02/06/30	--	25,675,000.00	25,675,000.00	07/06/24
17	30505121	RT	Mitchellville	MD	Actual/360	3.550%	69,137.80	57,696.10	0.00	N/A	02/06/30	--	23,370,522.58	23,312,826.48	07/06/24
18A-FX-5-1	30505100	Various Various		Various	Actual/360	4.699%	71,323.42	0.00	0.00	N/A	01/10/25	--	18,213,334.00	18,213,334.00	07/10/24
18A-FX-5-2	30505163				Actual/360	4.699%	15,755.37	0.00	0.00	N/A	01/10/25	--	4,023,333.00	4,023,333.00	07/10/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A-FX-5-3	30505164				Actual/360	4.699%	10,821.21	0.00	0.00	N/A	01/10/25	--	2,763,333.00	2,763,333.00	07/10/24
19	30505141	MF	Savannah	GA	Actual/360	4.100%	80,975.00	0.00	0.00	N/A	03/01/30	--	23,700,000.00	23,700,000.00	07/01/24
20	30505090	MF	Various	MI	Actual/360	3.850%	70,583.33	0.00	0.00	N/A	03/06/30	--	22,000,000.00	22,000,000.00	07/06/24
21	30317952	LO	Austin	TX	Actual/360	3.490%	58,166.66	0.00	0.00	N/A	02/06/30	--	19,999,999.00	19,999,999.00	07/06/24
22	30504908	MU	Brooklyn	NY	Actual/360	3.950%	60,895.83	0.00	0.00	N/A	02/06/30	--	18,500,000.00	18,500,000.00	12/06/22
23	30504995	MU	Aspen	CO	Actual/360	3.500%	42,291.67	0.00	0.00	N/A	03/06/30	--	14,500,000.00	14,500,000.00	07/06/24
24	30505042	OF	Katy	TX	Actual/360	3.450%	35,650.00	0.00	0.00	N/A	03/01/30	--	12,400,000.00	12,400,000.00	07/01/24
25	30317953	LO	Daphne	AL	Actual/360	4.300%	38,549.41	26,795.58	0.00	N/A	02/06/30	--	10,757,974.07	10,731,178.49	07/06/24
26	30504898	RT	Wantagh	NY	Actual/360	3.760%	31,333.33	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	07/06/24
27	30505103	MF	Canyon Lake	TX	Actual/360	4.150%	30,338.52	15,160.75	0.00	N/A	11/01/29	--	8,772,583.59	8,757,422.84	07/01/24
28	30504754	LO	Trinidad	CO	Actual/360	4.494%	27,949.47	18,156.36	0.00	N/A	02/01/25	--	7,463,142.13	7,444,985.77	07/01/24
29	30505026	MU	Brooklyn	NY	Actual/360	3.730%	22,224.58	0.00	0.00	N/A	02/06/30	--	7,150,000.00	7,150,000.00	07/06/24
30	30504897	RT	Nyack	NY	Actual/360	3.640%	19,413.33	0.00	0.00	N/A	02/06/30	--	6,400,000.00	6,400,000.00	07/06/24
31	30505043	MU	Brooklyn	NY	Actual/360	3.640%	18,200.00	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	07/06/24
32	30504969	MF	Bronx	NY	Actual/360	3.850%	19,089.58	0.00	0.00	N/A	02/06/30	--	5,950,000.00	5,950,000.00	07/06/24
33	30504931	MF	Brooklyn	NY	Actual/360	4.200%	18,882.50	0.00	0.00	N/A	02/01/30	--	5,395,000.00	5,395,000.00	07/01/24
34	30317954	RT	San Diego	CA	Actual/360	3.640%	13,650.00	0.00	0.00	N/A	02/06/30	--	4,500,000.00	4,500,000.00	07/06/24
35	30317955	MF	Longview	TX	Actual/360	4.881%	17,197.04	6,030.01	0.00	N/A	01/06/30	--	4,227,913.31	4,221,883.30	07/06/24
Totals							2,878,195.21	123,838.80	0.00				938,762,134.68	938,638,295.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	10,789,528.20	2,026,178.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	10,789,528.20	2,026,178.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,789,528.20	2,026,178.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	10,789,528.20	2,026,178.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C1	58,617,535.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3C3	58,617,535.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C3	58,617,535.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C4	58,617,535.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C5	126,913,493.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-C6	126,913,493.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	40,581,457.00	40,144,830.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-E	81,681,795.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-I2	81,681,795.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	27,486,990.60	29,301,690.88	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,004,401.20	3,812,819.47	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	759,419,992.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,381,999.77	7,302,520.23	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	42,622,246.83	10,589,189.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,547,834.71	964,076.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,571,656.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	922,857.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	13,436,080.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A31	13,436,080.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,525,811.10	2,525,510.81	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,996,528.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,638,947.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-1	54,083,574.04	13,564,095.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-FX-5-2	54,083,574.04	13,564,095.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A-FX-5-3	54,083,574.04	13,564,095.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	636,774.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,191,431.63	2,221,791.89	04/01/23	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,846,612.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	07/11/24	4,625,000.00	200,829.07	45,449.80	971,687.98	260,679.03	0.00
23	1,389,966.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,822,248.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	4,274,620.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,377,728.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	975,389.70	899,621.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	517,624.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	656,595.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	672,982.02	162,187.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	434,543.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	262,409.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	412,618.47	84,264.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	1,817,113,980.43	146,805,503.65				4,625,000.00	200,829.07	45,449.80	971,687.98	260,679.03	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,231,178.49	0	0.00	0	0.00	0	0.00	0	0.00	3.679096%	3.662614%	54
06/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,257,974.07	0	0.00	0	0.00	0	0.00	0	0.00	3.679137%	3.662654%	55
05/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,283,390.56	0	0.00	0	0.00	0	0.00	0	0.00	3.679175%	3.662691%	56
04/17/24	0	0.00	0	0.00	1	18,500,000.00	3	61,309,999.72	0	0.00	0	0.00	0	0.00	0	0.00	3.679215%	3.662730%	57
03/15/24	0	0.00	0	0.00	1	18,500,000.00	3	61,335,224.28	0	0.00	0	0.00	0	0.00	0	0.00	3.679253%	3.662767%	58
02/16/24	0	0.00	0	0.00	1	18,500,000.00	3	61,362,941.25	0	0.00	0	0.00	0	0.00	0	0.00	3.679296%	3.662809%	59
01/18/24	0	0.00	0	0.00	1	18,500,000.00	3	61,387,970.50	0	0.00	0	0.00	0	0.00	0	0.00	3.679334%	3.662845%	60
12/15/23	0	0.00	0	0.00	1	18,500,000.00	3	61,412,907.42	0	0.00	0	0.00	0	0.00	0	0.00	3.679371%	3.662881%	61
11/17/23	0	0.00	0	0.00	1	18,500,000.00	3	61,439,054.13	0	0.00	0	0.00	0	0.00	0	0.00	3.679411%	3.662920%	62
10/17/23	0	0.00	0	0.00	1	18,500,000.00	3	61,463,802.60	0	0.00	0	0.00	0	0.00	0	0.00	3.679448%	3.662956%	63
09/15/23	0	0.00	0	0.00	1	18,500,000.00	3	61,489,767.59	0	0.00	0	0.00	0	0.00	0	0.00	3.679487%	3.662994%	64
08/17/23	0	0.00	0	0.00	1	18,500,000.00	3	61,514,328.97	0	0.00	0	0.00	0	0.00	0	0.00	3.679524%	3.663030%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	30504908	12/06/22	18	6	45,449.80	971,687.98	769,229.23	18,500,000.00	10/14/21	3	11/07/23	02/14/23
Totals					45,449.80	971,687.98	769,229.23	18,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		25,000,000	25,000,000	0		0
7 - 12 Months		168,444,986	168,444,986	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		745,193,310	683,962,132	0		61,231,178

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	938,638,296	920,138,296	0	0	18,500,000	0
Jun-24	938,762,135	920,262,135	0	0	18,500,000	0
May-24	938,879,465	920,379,465	0	0	18,500,000	0
Apr-24	939,002,505	920,502,505	0	0	18,500,000	0
Mar-24	939,119,014	920,619,014	0	0	18,500,000	0
Feb-24	939,247,400	920,747,400	0	0	18,500,000	0
Jan-24	939,363,070	920,863,070	0	0	0	18,500,000
Dec-23	939,478,344	920,978,344	0	0	0	18,500,000
Nov-23	939,599,402	921,099,402	0	0	0	18,500,000
Oct-23	939,713,868	921,213,868	0	0	0	18,500,000
Sep-23	939,834,146	921,334,146	0	0	0	18,500,000
Aug-23	939,947,809	921,447,809	0	0	0	18,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	30504908	18,500,000.00	18,500,000.00	27,700,000.00	09/06/19	459,502.68	0.62000	06/30/22	02/06/30	I/O
Totals		18,500,000.00	18,500,000.00	27,700,000.00		459,502.68

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	30504908	MU	NY	10/14/21	3

7/11/2024 - The loan transferred to Special Servicing on 10/14/21 due to non-monetary default. The loan is collateralized by 32 apartment units and 12,285 SF of retail/office space in Brooklyn, NY (DUMBO neighborhood). The Special Servicer filed for fore closure on 2/14/23. Borrower filed for bankruptcy in November 2023. Bankruptcy proceedings are ongoing, and Debtor is currently under a Cash Collateral Order. Judge has ordered mediation, for which scheduling is in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30504752	0.00	3.35000%	0.00	3.35000%	8	05/17/22	05/17/22	06/16/22
9	30504923	0.00	4.35000%	0.00	4.35000%	8	02/18/22	02/18/22	03/09/22
11	30317949	0.00	4.39000%	0.00	4.39000%	8	02/01/22	12/16/21	02/01/22
25	30317953	0.00	4.30000%	0.00	4.30000%	10	09/08/20	09/01/20	10/15/20
28	30504754	8,254,758.11	4.49400%	8,240,596.82	4.49400%	8	05/26/20	05/01/20	05/29/20
Totals		8,254,758.11		8,240,596.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	1,170.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	99.35	0.00	0.00	0.00
14A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	30.14	0.00	0.00	0.00
14A31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.07	0.00	0.00	0.00
22	0.00	0.00	3,854.17	0.00	0.00	15,214.32	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,003.95	0.00	0.00	0.00
Total	0.00	0.00	3,854.17	0.00	1,170.67	15,214.32	0.00	0.00	1,148.51	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,387.67

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Supplemental Notes
None

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